Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment.
Schedule of reconciliation of changes in property, plant and equipment

			Other fixtures	Assets under
EUR’000	Vessels	Dry dock	and fittings	Construction	Total
Cost 2024
Beginning of financial year	566,360	9,135	979	571,745	1,148,219
Additions	8,029	4,377	12,680	624,679	649,765
Transfer from assets under construction	468,678	4,000	—	(472,678)	—
Disposals	(5,146)	—	(306)	—	(5,452)
Exchange differences	18,743	132	160	12,864	31,899
31 December 2024	1,056,664	17,644	13,513	736,610	1,824,431
Accumulated depreciation and impairment
Beginning of financial year	58,727	3,548	312	—	62,587
Depreciation charge	50,571	3,125	1,166	—	54,862
Disposals	(5,000)	—	(306)	—	(5,306)
Exchange differences	(179)	(132)	333	—	22
31 December 2024	104,119	6,541	1,505	—	112,165
Net book value	952,545	11,103	12,008	736,610	1,712,266

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2023
Beginning of financial year	282,282	9,261	536	356,163	648,242
Acquisition of businesses	296,536	171	599	144,219	441,525
Additions	227	—	3	73,169	73,399
Disposals	(8,002)	(291)	—	—	(8,293)
Exchange differences	(4,683)	(6)	(159)	(1,806)	(6,654)
31 December 2023	566,360	9,135	979	571,745	1,148,219
Accumulated depreciation and impairment
Beginning of financial year	39,570	2,023	445	—	42,038
Depreciation charge	20,847	1,637	19	—	22,503
Disposals	(5,722)	(108)	—	—	(5,830)
Impairment on disposal	5,000	—	—	—	5,000
Exchange differences	(968)	(4)	(152)	—	(1,124)
31 December 2023	58,727	3,548	312	—	62,587
Net book value	507,633	5,587	667	571,745	1,085,632

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2022
Beginning of financial year	258,148	1,983	536	158,734	419,401
Additions	15,105	5,281	—	208,455	228,841
Transfer from assets under construction	9,029	1,997	—	(11,026)	—
31 December 2022	282,282	9,261	536	356,163	648,242
Accumulated depreciation
Beginning of financial year	19,629	300	386	—	20,315
Depreciation charge	19,941	1,723	59	—	21,723
31 December 2022	39,570	2,023	445	—	42,038
Net book value	242,712	7,238	91	356,163	606,204

Schedule of independent market values of each vessel

				Excess value (recoverable amount
EUR millions	Broker valuation			less carrying amount)
CGU	2024	2023	2022	2024	2023	2022
WTGFIV	1,103	574	380	227	58	160
Number of vessels	4	3	2	4	3	2

O&MV	89	95	n/a	1	—	n/a
Number of vessels	1	1	—	1	1	—

Schedule of estimated useful life	Useful life